As filed with the Securities and Exchange Commission on July 15, 2011
File Nos. 333-137775 and 811-21958

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 7	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 9	☒

(Check appropriate box or boxes)

DGHM INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

565 Fifth Avenue, Suite 2101, New York, New York 10017
(Address of Principal Executive Offices)

(800) 653-2839
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801
(Name and Address of Agent for Service)

With copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, Kansas 66224

Approximate Date of Proposed Public Offering:	As soon as practicable after the Effective Date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________ (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2) or
[ ]	on __________ (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 6 filed on June 28, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 7 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Richmond, Commonwealth of Virginia, on this 15th day of July, 2011.

DGHM INVESTMENT TRUST

By:	/s/ Karen Shupe
Karen Shupe, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

*	July 15, 2011

Jeffrey C. Baker, Trustee and President

*	July 15, 2011

Jack E. Brinson, Trustee

*	July 15, 2011

Thomas F. Gibson, Treasurer

*	July 15, 2011

Theo H. Pitt, Jr., Trustee

*By:	/s/ Karen Shupe	July 15, 2011
Karen Shupe, Attorney-in-Fact and Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase